UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2001


                          Bedford Falls Investors, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

              660 Madison Avenue         New York         New York      10021
--------------------------------------------------------------------------------
Business Address       (Street)           (City)           (State)       (Zip)


13F File Number:  028-07030
                ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.



Name, Title and Telephone Number of Person Submitting Report:

Karen Finerman                        President of the           (212) 486-8100
                                      General Partner
--------------------------------------------------------------------------------
(Name)                                  (Title)                      (Phone)


Signature, Place and Date of Signing:


/s/ Karen Finerman
--------------------------
660 Madison Avenue
New York, New York  10021
2/14/02

Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:    None
                                  ------------

List of Other Included Managers   None
                                ---------

Form 13F Information Table Entry Total:  71
                                       ------

Form 13F Information Table Value Total:   106,055,000
                                       -----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEDFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/01





------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Abitibi Consolidated Inc.             Com       003924107      366    50000             50000              50000
Aetna Inc                             Com       00817Y908     3876   117500    Call    117500             117500
AK Steel Holding Corp                 Com       001547108      907    79700             79700              79700
Alcan Inc                             Com       013716105      988    27500             27500              27500
Allstate Corp                         Com       020002101     2191    65000             65000              65000
American Standard Cos Inc             Com       029712106     1713    25100             25100              25100
Astrazeneca PLC                       ADR       046353108      424     9100     Put      9100               9100
AT&T Corp                             Com       001957109      441    24300             24300              24300
AT&T Wireless Services Inc.           Com       00209A106      112     7819              7819               7819
Goodrich Corp                         Com       382388106      827    31080             31080              31080
Barrick Gold Corp.                    Com       067901108     1479    92750             92750              92750
Boca Resorts                         Cl A       09688T106      491    37500             37500              37500
Bogen Communications Int'l            Com       097189104     2406   825043            825043             825043
Bard C.R. Inc.                        Com       067383109     3225    50000             50000              50000
Cablevision Systems Corp             Cl A       12686C109     1898    40000             40000              40000
Calpine Corporation                   Com       131347106     1259    75000             75000              75000
Calpine Corporation                   Com       131347906      756    45000    Call     45000              45000
Charter Communications               Cl A       16117M107     1232    75000             75000              75000
ChevronTexaco Corp.                   Com       166764100     1380    15400             15400              15400
Comcast Corp                     Cl A SPL       200300200      540    15000             15000              15000
Conoco                                Com       208251504     2830   100000            100000             100000
Conseco Inc.                          Com       208464907      223    50000    Call     50000              50000
Cooper Industries                     Com       216669901     1589    45500    Call     45500              45500
Cox Communications                   CL A       224044107      733    17500             17500              17500
Devon Energy                          Com       25179M103      580    15000             15000              15000
Echostar Comm Corp                   Cl A       278762109      401    14600             14600              14600
EMC Corp                              Com       268648102      470    35000             35000              35000
ESpeed Inc.                          CL A       296643109      373    45000             45000              45000
FMC Corp                              Com       302491303     1636    27500             27500              27500
Forest Oil Corporation                Com       346091705     1411    50000             50000              50000
Gaylord Container Corp               Cl A       368145108       62    61700             61700              61700
General Motors Corp                  Cl H       370442832      348    22500             22500              22500
Gillette Co                           Com       375766902     4927   147500    Call    147500             147500
Global Santa Fe                       SHS       G3930E101      713    25000             25000              25000
Global Light Telecommunications       Com       37934X100       74    39100             39100              39100
Gucci Group N.V.                      Com       401566104      280     3300              3300               3300
Halliburton                           Com       406216901     1572   120000    Call    120000             120000
Imperial Parking                      Com       453077109     1087    41800             41800              41800
Inco Ltd                              Com       453258402      635    37500             37500              37500
Ivillage Inc.                         Com       46588H105      171    90000             90000              90000
Newport News Shipping                 Com       652228957    12127   177600     Put    177600             177600
Nisource Inc                          Com       65473P105      867    37600             37600              37600
Northrop Grumman Corp                 Com       666807102     4869    48300             48300              48300
NRG Energy Inc.                       Com       629377102     1860   120000            120000             120000
Payless Shoesource Inc.               Com       704379106     1544    27500             27500              27500
Peregrine Systems Inc                 Com       71366Q101      471    31727             31727              31727
Phillips Petroleum Co.                Com       718507106     2862    47500             47500              47500
Pride International Inc.              Com       74153Q102      169    11200             11200              11200
Qwest Communications Int. Inc         Com       749121109      177    12500             12500              12500
SBC Comm                              Com       78387G103     3917   100000    Call    100000             100000
Spherion Corp                         Com       848420105      537    55000             55000              55000
Stone Energy Corp                     Com       861642106      494    12500             12500              12500
Sybron Dental Specialties             Com       871142105      216    10000             10000              10000
Union Planters Corp.                  Com       908068109     1354    29999             29999              29999
Verizon Comm                          Com       92343V904      313     6588    Call      6588               6588
Viacom                                Com       925524908     6623   150000    Call    150000             150000
Visible Genetics                      Com       92829S104      156    13800             13800              13800
Vivendi Universal                     ADR       92851S204      449     8340              8340               8340
Vodafone Airtouch PLC                 ADR       92857W100      482    23300             23300              23300
Walt Disney Co                        Com       254687906     2176   105000    Call    105000             105000
Waypoint Financial Corp               Com       946756103     2564   170000            170000             170000
Wellman Inc.                          Com       949702104      929    60000             60000              60000
Westell Technologies Inc             Cl A       957541105      186    70290             70290              70290
Westminster Capital                   Com       960631109       49    25500             25500              25500
Willamette Industries                 Com       969133907     9861   189200    Call    189200             189200
Williams Comm Group                  Cl A       969455104      294   125000            125000             125000
Williams Companies Inc.               Com       969457100     1804    70680             70680              70680
Worldcom Group                        Com       98157D106     1832   130081            130081             130081
Worldcom MCI Group                    Com       98157D304       66     5203              5203               5203
Wyndham International Inc.           Cl A       983101106      181   324100            324100             324100
XO Communications                    Cl A       983764101        0    50000             50000              50000


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